Schedule of Investments

September 30, 2022
(unaudited)
	Shares	Value (a)
Common Stocks — 99.2%
Energy — 83.0%
Equipment & Services — 5.2%
Baker Hughes Company	171,900	$3,603,024
Halliburton Company	407,470	10,031,911
Schlumberger N.V.	423,800	15,214,420
		28,849,355
Exploration & Production — 29.2%
APA Corporation	56,000	1,914,640
Cheniere Energy, Inc.	12,200	2,024,102
Chord Energy Corporation	260	35,560
Chord Energy Corporation warrants, strike price $166.37, 1 warrant for .5774 share, expires 9/1/24 (b)	2,654	57,061
Chord Energy Corporation warrants, strike price $133.70, 1 warrant for .5774 share, expires 9/1/25 (b)	1,327	27,721
ConocoPhillips	488,826	50,026,453
Coterra Energy Inc.	407,900	10,654,348
Devon Energy Corporation	153,700	9,241,981
Diamondback Energy, Inc.	92,100	11,094,366
EOG Resources, Inc.	143,100	15,988,563
EQT Corporation	49,600	2,021,200
Hess Corporation	134,000	14,604,660
Marathon Oil Corporation	127,000	2,867,660
Occidental Petroleum Corporation	327,951	20,152,589
Pioneer Natural Resources Company	96,200	20,830,186
		161,541,090
Integrated Oil & Gas — 36.2%
Cenovus Energy Inc.	176,700	2,715,879
Chevron Corporation	559,291	80,353,338
Exxon Mobil Corporation	1,323,230	115,531,211
Suncor Energy Inc.	46,400	1,306,160
		199,906,588
Refining & Marketing — 8.8%
Marathon Petroleum Corporation	234,085	23,251,663
Phillips 66	106,675	8,610,806
Valero Energy Corporation	156,900	16,764,765
		48,627,234
Storage & Transportation — 3.6%
Kinder Morgan, Inc.	441,100	7,339,904
ONEOK, Inc.	87,500	4,483,500
Williams Companies, Inc.	274,800	7,867,524
		19,690,928

Schedule of Investments (continued)

September 30, 2022
(unaudited)
	Shares	Value (a)
Materials — 16.2%
Chemicals — 10.7%
Air Products and Chemicals, Inc.	26,800	$6,237,164
Albemarle Corporation	9,000	2,379,960
Celanese Corporation	26,200	2,366,908
CF Industries Holdings, Inc.	48,400	4,658,500
Corteva Inc.	66,245	3,785,902
Dow, Inc.	65,745	2,888,178
DuPont de Nemours, Inc.	42,087	2,121,185
Eastman Chemical Company	8,900	632,345
Ecolab Inc.	25,600	3,697,152
FMC Corporation	30,100	3,181,570
International Flavors & Fragrances Inc.	21,006	1,907,975
Linde plc	64,700	17,442,473
LyondellBasell Industries N.V.	31,100	2,341,208
Materials Select Sector SPDR Fund	26,200	1,781,862
Mosaic Company	25,601	1,237,296
PPG Industries, Inc.	19,700	2,180,593
		58,840,271
Construction Materials — 1.9%
Martin Marietta Materials, Inc.	4,500	1,449,405
Sherwin-Williams Company	36,400	7,452,900
Vulcan Materials Company	9,800	1,545,558
		10,447,863
Containers & Packaging — 1.1%
Amcor plc	125,100	1,342,323
Avery Dennison Corporation	5,500	894,850
Ball Corporation	29,100	1,406,112
International Paper Company	28,200	893,940
Packaging Corporation of America	7,600	853,404
Sealed Air Corporation	8,900	396,139
WestRock Company	15,400	475,706
		6,262,474
Metals & Mining — 2.5%
Freeport-McMoRan, Inc.	221,100	6,042,663
Newmont Corporation	86,800	3,648,204
Nucor Corporation	21,100	2,257,489
Steel Dynamics, Inc.	28,000	1,986,600
		13,934,956
Total Common Stocks
(Cost $468,196,025)		548,100,759

Schedule of Investments (continued)

September 30, 2022
(unaudited)
	Shares	Value (a)
Short-Term Investments — 1.0%
Money Market Funds — 1.0%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, 3.03% (c)	4,601,200	$4,601,200
Northern Institutional Treasury Portfolio, 2.43% (c)	866,990	866,990
Total Short-Term Investments
(Cost $5,467,579)		5,468,190
Total — 100.2% of Net Assets
(Cost $473,663,604)		553,568,949
Other Assets Less Liabilities — (0.2)%		(904,246)
Net Assets — 100.0%		$552,664,703

(a)
Common stocks and warrants are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.